Chicago

New York

Washington, DC

London

San Francisco

Los Angeles

Singapore

Dallas

Miami

vedderprice.com

Deborah Bielicke Eades

Shareholder

+1 312 609 7661

deades@vedderprice.com

June 5, 2024

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20546

Re:

SP Funds Trust (the “Registrant”)

Post-Effective Amendment No. 3 under the Securities Act of 1933 and

Amendment No. 6 under the Investment Company Act of 1940

File Nos. 333-274015 and 811-23893

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus, dated May 31, 2024 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Deborah Bielicke Eades

Deborah Bielicke Eades

Shareholder

DBE

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, Vedder Price Pte. Ltd., which operates in Singapore, and Vedder Price (FL) LLP, which operates in Florida.